Expense Example, No Redemption - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 01, 2023 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 461
3 Years	889
5 Years	1,404
10 Years	2,813
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	139
3 Years	733
5 Years	1,413
10 Years	3,054
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	38
3 Years	434
5 Years	920
10 Years	2,263
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	412
5 Years	881
10 Years	2,180
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	461
3 Years	886
5 Years	1,396
10 Years	$ 2,796